UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Anchorage Capital Group, L.L.C.

Address:   610 Broadway, 6th Floor
           New York, NY 10012


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kevin Ulrich
Title:  Chief Executive Officer of Anchorage Capital Group, L.L.C.
Phone:  212-432-4600

Signature,  Place,  and  Date  of  Signing:

/s/ Kevin Ulrich                   New York, New York                 5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              25

Form 13F Information Table Value Total:  $    1,647,120
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMERICAN INTL GROUP INC      COM NEW          026874784   99,962  2,575,000 SH       SOLE                 2,575,000      0    0
CENTRAL PAC FINL CORP        COM NEW          154760409  148,571  9,463,095 SH       SOLE                 9,463,095      0    0
COMMERCIAL METALS CO         COM              201723103   32,033  2,021,000 SH       SOLE                 2,021,000      0    0
DELPHI AUTOMOTIVE PLC        SHS              G27823106   79,130  1,782,208 SH       SOLE                 1,782,208      0    0
DORAL FINL CORP              COM NEW          25811P886    3,182  4,515,185 SH       SOLE                 4,515,185      0    0
FAIRPOINT COMMUNICATIONS INC COM NEW          305560302   19,091  2,555,755 SH       SOLE                 2,555,755      0    0
GENERAL MTRS CO              *W EXP 07/10/201 37045V118   21,430  1,154,638 SH       SOLE                 1,154,638      0    0
GENERAL MTRS CO              *W EXP 07/10/201 37045V126   13,613  1,154,638 SH       SOLE                 1,154,638      0    0
HAMPTON ROADS BANKSHARES INC COM NEW          409321502   55,542 42,398,582 SH       SOLE                42,398,582      0    0
ISHARES TR                   RUSSELL 2000     464287655  424,935  4,500,000 SH  PUT  SOLE                 4,500,000      0    0
LEAR CORP                    COM NEW          521865204    1,381     25,165 SH       SOLE                    25,165      0    0
NOKIA CORP                   SPONSORED ADR    654902204    2,460    750,000 SH  PUT  SOLE                   750,000      0    0
NORTEK INC                   COM NEW          656559309   97,599  1,367,698 SH       SOLE                 1,367,698      0    0
NORWEGIAN CRUISE LINE HLDGS  SHS              G66721104    5,189    175,000 SH       SOLE                   175,000      0    0
OWENS CORNING NEW            COM              690742101   19,715    500,000 SH  CALL SOLE                   500,000      0    0
PENNEY J C INC               COM              708160106    3,022    200,000 SH  PUT  SOLE                   200,000      0    0
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605  136,568  7,500,000 SH  PUT  SOLE                 7,500,000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103  235,005  1,500,000 SH  PUT  SOLE                 1,500,000      0    0
SPIRIT AIRLS INC             COM              848577102   21,049    830,000 SH       SOLE                   830,000      0    0
SPRINT NEXTEL CORP           COM SER 1        852061100   23,598  3,800,000 SH       SOLE                 3,800,000      0    0
SUN BANCORP INC              COM              86663B102   28,850  8,460,421 SH       SOLE                 8,460,421      0    0
SYNOVUS FINL CORP            COM              87161C105   92,884 33,532,000 SH       SOLE                33,532,000      0    0
UNITED CONTL HLDGS INC       CALL             910047109   38,412  1,200,000 SH  CALL SOLE                 1,200,000      0    0
WESTERN UN CO                CALL             959802109    9,024    600,000 SH  CALL SOLE                   600,000      0    0
XL GROUP PLC                 SHS              G98290102   34,875  1,151,000 SH       SOLE                 1,151,000      0    0


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